ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL

16.   ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL

Holders of ordinary share are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to shareholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares.

Yintech was established in the Cayman Islands on November 4, 2015 as an exempted company with limited liability under Companies Law (2011 Revision) (as combined and revised) of the Cayman Islands. Authorized share capital of Yintech is USD 0.03 million, or 3,000,000,000 authorized shares with a par value of USD 0.00001 each. Upon the establishment, 1,000,000,000 shares were issued to Founding Shareholders at par value, equivalent to ordinary share capital of USD 0.01 million.

On May 2, 2016, the Company completed its IPO on NASDAQ and successfully issued 7,500,000 ADSs (150,000,000 ordinary shares equivalent) to the public shareholders at USD 13.5 per ADS. On the same date, in connection with a concurrent private placement, the Company issued 740,741 ADSs (14,814,815 ordinary shares equivalent) at USD 13.5 per ADS to MeMeStar Limited, a wholly-owned subsidiary of SINA Corporation (NASDAQ: SINA). As a result of these issuance, an addition of ordinary share capital of USD 1,648 dollar (RMB 0.01 million) and additional paid-in capital of RMB 660.16 million was recorded.

On August 24, 2016, the Company entered into a definitive agreement (“Definitive Agreement”) to acquire 100% equity interest in Gold Master HK. Under the terms of the Definitive Agreement, Yintech has agreed to acquire a 100% equity stake in Gold Master HK for a combination of cash and share consideration. The Company issued 200,890,940 ordinary shares in total. The deal was completed on August 31, 2016, and RMB1,146.24 million was recorded as additional paid-in capital of Yintech.

In 2016, 12,002,820 ordinary shares were issued and RMB 10.75 million were recognized as additional paid-in capital due to the exercise of stock options and RSUs.

In 2017, 47,573,600 ordinary shares were issued and RMB 36.93 million were recognized as additional paid-in capital due to the exercise of stock options and RSUs.

In 2018, 42,776,980 ordinary shares were issued and RMB 19.93 million were recognized as additional paid-in capital due to the exercise of stock options and RSUs.